Leases (Details) - USD ($)			12 Months Ended
	Jul. 18, 2023	Jan. 15, 2021	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) [Line Items]
Lease expiration beginning year			2024
Lease expiration ending year			2030
Option to extend			true
Option to terminate			true
Operating lease costs			$ 1,479,399	$ 1,117,193
Remaining lease term, including the optional extension			6 years 1 month 6 days	5 years 10 months 24 days
Operating lease, weighted average discount rate, percent			9.90%	9.11%
Short-term lease commitments expense			$ 132,080
Sublease income			$ 368,172	$ 196,465
Marpai Administrators [Member]
Leases (Details) [Line Items]
Sublease income		$ 14,000
Maestro [Member]
Leases (Details) [Line Items]
Sublease income	$ 40,000